Restatement of Previously Issued Financial Statements - Cash flow (Details) - USD ($)	3 Months Ended				6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Restatement of Previously Issued Financial Statements
Net income (loss)	$ (1,138,245)	$ 717,701	$ 3,090,719	$ 12,461,381	$ (420,544)	$ 15,552,100	$ 16,930,212	$ 19,233,710	$ (251,633)
Gain on forgiveness of deferred offering costs							150,263
Supplemental disclosure of non-cash financing activities:
Extinguishment of deferred underwriting commissions allocated to public shares							4,312,237
As previously reported
Restatement of Previously Issued Financial Statements
Net income (loss)							21,242,449
Gain on forgiveness of deferred offering costs							4,462,500
Adjustment
Restatement of Previously Issued Financial Statements
Net income (loss)							(4,312,237)
Gain on forgiveness of deferred offering costs							(4,312,237)
Supplemental disclosure of non-cash financing activities:
Extinguishment of deferred underwriting commissions allocated to public shares							$ 4,312,237